Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli SRI Fund, Inc.
Entity Central Index Key	0001391839
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000048071
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class AAA
Trading Symbol	SRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class AAA	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class AAA	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000
6/16	10,199	10,399	9,793
6/17	11,322	12,260	11,580
6/18	11,283	14,022	13,037
6/19	11,715	15,483	14,229
6/20	11,366	16,646	15,295
6/21	16,421	23,436	21,456
6/22	13,486	20,947	18,323
6/23	15,343	25,051	21,854
6/24	16,802	31,203	25,272
6/25	18,989	35,934	28,927

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 21,809,773
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ (41,197)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,809,773 Number of Portfolio Holdings123 Portfolio Turnover Rate11% Management Fees$(41,197)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048073
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class C
Trading Symbol	SRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class C	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class C	The Gabelli SRI Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000	10,000
6/16	10,117	10,017	10,399	9,793
6/17	11,147	10,937	12,260	11,580
6/18	11,025	10,709	14,022	13,037
6/19	11,435	10,829	15,483	14,229
6/20	11,062	10,371	16,646	15,295
6/21	15,974	14,873	23,436	21,456
6/22	13,111	12,085	20,947	18,323
6/23	14,922	13,633	25,051	21,854
6/24	16,352	14,803	31,203	25,272
6/25	18,477	16,580	35,934	28,927

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 21,809,773
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ (41,197)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,809,773 Number of Portfolio Holdings123 Portfolio Turnover Rate11% Management Fees$(41,197)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048074
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class I
Trading Symbol	SRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class I	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class I	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000
6/16	10,216	10,399	9,793
6/17	11,377	12,260	11,580
6/18	11,361	14,022	13,037
6/19	11,824	15,483	14,229
6/20	11,493	16,646	15,295
6/21	16,599	23,436	21,456
6/22	13,632	20,947	18,323
6/23	15,505	25,051	21,854
6/24	16,992	31,203	25,272
6/25	19,195	35,934	28,927

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 21,809,773
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ (41,197)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,809,773 Number of Portfolio Holdings123 Portfolio Turnover Rate11% Management Fees$(41,197)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000048072
Shareholder Report [Line Items]
Fund Name	The Gabelli SRI Fund, Inc.
Class Name	Class A
Trading Symbol	SRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli SRI Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli SRI Fund, Inc. - Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli SRI Fund, Inc. - Class A	The Gabelli SRI Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	MSCI ACWI SRI Index
6/15	10,000	10,000	10,000	10,000
6/16	10,199	9,613	10,399	9,793
6/17	11,323	10,058	12,260	11,580
6/18	11,276	9,441	14,022	13,037
6/19	11,627	9,640	15,483	14,229
6/20	11,282	8,816	16,646	15,295
6/21	16,294	12,001	23,436	21,456
6/22	13,377	9,286	20,947	18,323
6/23	15,222	9,959	25,051	21,854
6/24	16,672	10,280	31,203	25,272
6/25	18,843	10,951	35,934	28,927

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 21,809,773
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ (41,197)
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$21,809,773 Number of Portfolio Holdings123 Portfolio Turnover Rate11% Management Fees$(41,197)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Xylem Inc.	3.6%
Sony Group Corp.	3.3%
CNH Industrial NV	2.9%
American Express Co.	2.6%
S&P Global Inc.	2.3%
BellRing Brands Inc.	2.2%
Nestlé SA	2.0%
ING Groep NV	1.9%
ABB Ltd.	1.9%
NextEra Energy Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	97.8%
U.S. Government Obligations	2.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	31.8%
Food	6.9%
Machinery	6.9%
Consumer Products	6.6%
Computer Software and Services	4.4%
Environmental Services	4.3%
Entertainment	3.7%
Building and Construction	3.6%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends